Investment Risks	May 01, 2026
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Referenced Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Index, including SPX and XSP options. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not own shares of companies in the Index. The Fund will have exposure to declines in the Index. The Fund is subject to potential losses if the Index loses value, which may not be offset by income received by the Fund. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

S&P 500® Index Risk. The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Referenced Index Risk, Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Referenced Index Risk, Index Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Referenced Index Risk, S&P 500® Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
S&P 500® Index Risk. The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Covered Call Options Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Options Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security prior to the expiration of the options. The maximum potential gain on the underlying security will be equal to the difference between the strike price and the purchase price of the underlying security at the time the option is written, plus the premium received. In a rising market, the option may require the underlying security to be sold at an exercise price that is lower than would be received if the underlying security was sold at the market price. The Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying security during the option period, the unrealized loss realized may exceed such gain. If the underlying security declines by more than the option premium the Fund receives, there will be a loss on the overall position. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced S&P 500® Index and/or the ETF underlying the written option.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Spread Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Spread Strategy Risk. The Fund may engage in option spread strategies, such as credit spreads, in which it simultaneously buys and sells options on the same underlying asset. While these strategies can be used to manage risk or increase income, they also introduce additional complexities and may limit potential gains or exacerbate losses if not executed as intended. In certain market conditions, such strategies may underperform or fail to mitigate downside exposure as expected.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. The Fund is subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk: To the extent that the Fund invests in other ETFs or investment companies, the value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs or investment companies. The underlying ETFs and investment companies may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs or investment companies will achieve their respective investment goals. Because the Fund invests in ETFs and other investment companies, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs and investment companies.

The Fund is exposed to the risks of the underlying ETFs and investment companies in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the- Adviser’s skill in selecting an optimal mix of underlying funds.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Investment Risks of Investing in S&P 500® ETFs Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of Investing in S&P 500® ETFs The risks with respect to S&P 500® ETFs investment strategies are as follows:
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Passive Strategy/Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy/Index Risk.    SPY and VOO are not actively managed. Rather, SPY and VOO attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, SPY and VOO will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause SPY’s and/or VOO's return to be lower than if they employed an active strategy.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk.    While SPY and VOO are intended to track the performance of the S&P 500® Index (the “Index”) as closely as possible (i.e., to achieve a high degree of correlation with the Index), SPY and VOO’s return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that SPY and VOO may not always fully replicate the performance of the Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Equity Investing And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Investing and Market Risk.    An investment in SPY and/or VOO involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on SPY and/or VOO and its investments and could result in increased premiums or discounts to their net asset value.

An investment in SPY and/or VOO is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of SPY or VOO's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of portfolio securities, the value of equity securities generally and other factors. The identity and weighting of Index Securities and the portfolio securities change from time to time.

The financial condition of issuers of SPY or VOO's portfolio securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of SPY and/or VOO thus in the value of its shares. Since SPY is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

There can be no assurance that the issuers of portfolio securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of portfolio securities, and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s Shares will change in value, and you could lose money by investing in the Fund.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund seeks to achieve its investment objective by entering into one or more options contracts. The Fund may invest a relatively high percentage of its assets in a limited number of issuers and/or in options contracts with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.

TappAlpha Innovation 100 Growth & Daily Income ETF | Referenced Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Referenced Index Risk. The Fund invests in ETFs that track the performance of the Index, the equity securities that comprise the Index, and in options contracts that are based on the value of the Index, including options on QQQ and/or QQQM and Index options such as NDX, XND and NQX. This subjects the Fund to the same risks of the companies that comprise the Index. Accordingly, the Fund will have exposure to declines in the value of the Index. By virtue of the Fund’s investments in options contracts that are based on the value of the Index and in the constituent securities that comprise the Index, the Fund is subject to the following risks:

Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. With respect to the options portion of the Fund’s portfolio, investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.
The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.
TappAlpha Innovation 100 Growth & Daily Income ETF | Referenced Index Risk, Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Investment Risk. The Index is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way. With respect to the options portion of the Fund’s portfolio, investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.
TappAlpha Innovation 100 Growth & Daily Income ETF | Referenced Index Risk, Index Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.
TappAlpha Innovation 100 Growth & Daily Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.

TappAlpha Innovation 100 Growth & Daily Income ETF | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

TappAlpha Innovation 100 Growth & Daily Income ETF | Covered Call Options Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Covered Call Options Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security prior to the expiration of the options. The maximum potential gain on the underlying security will be equal to the difference between the strike price and the purchase price of the underlying security at the time the option is written, plus the premium received. In a rising market, the option may require the underlying security to be sold at an exercise price that is lower than would be received if the underlying security was sold at the market price. The Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying security during the option period, the unrealized loss may exceed such gain. If the underlying security declines by more than the option premium the Fund receives, there will be a loss on the overall position. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Index and/or the ETF underlying the written option (including QQQ and QQQM).

TappAlpha Innovation 100 Growth & Daily Income ETF | Spread Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]
Spread Strategy Risk. The Fund may engage in option spread strategies, such as credit spreads, in which it simultaneously buys and sells options on the same underlying asset. While these strategies can be used to manage risk or increase income, they also introduce additional complexities and may limit potential gains or exacerbate losses if not executed as intended. In certain market conditions, such strategies may underperform or fail to mitigate downside exposure as expected.

TappAlpha Innovation 100 Growth & Daily Income ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. The Fund is subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

TappAlpha Innovation 100 Growth & Daily Income ETF | Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk: To the extent that the Fund invests in other ETFs or investment companies, the value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs or investment companies. The underlying ETFs and investment companies may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs or investment companies will achieve their respective investment goals. Because the Fund invests in ETFs and other investment companies, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs and investment companies.

The Fund is exposed to the risks of the underlying ETFs and investment companies in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the- Adviser’s skill in selecting an optimal mix of underlying funds.

TappAlpha Innovation 100 Growth & Daily Income ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

TappAlpha Innovation 100 Growth & Daily Income ETF | U.S. Government And U.S. Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so

TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
TappAlpha Innovation 100 Growth & Daily Income ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
TappAlpha Innovation 100 Growth & Daily Income ETF | Passive Strategy/Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy/Index Risk.   QQQ and QQQM are not actively managed. Rather, QQQ and QQQM attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, QQQ and QQQM will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause QQQ and/or QQQM’s return to be lower than if they employed an active strategy.

TappAlpha Innovation 100 Growth & Daily Income ETF | Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk.    While QQQ and QQQM are intended to track the performance of the NASDAQ-100 Index® (the “Index”) as closely as possible (i.e., to achieve a high degree of correlation with the Index), QQQ and QQQM’s return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that QQQ and/or QQQM may not always fully replicate the performance of the Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

TappAlpha Innovation 100 Growth & Daily Income ETF | Investment Risks Of The Fund Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Fund The investment risks of the Fund are as follows:
TappAlpha Innovation 100 Growth & Daily Income ETF | Referenced Index Risk, The Nasdaq 100 Index Risks Member
Prospectus [Line Items]
Risk [Text Block]	The Nasdaq 100 Index Risks: The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.
TappAlpha Innovation 100 Growth & Daily Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

TappAlpha Innovation 100 Growth & Daily Income ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has less than a year of operations and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TappAlpha Innovation 100 Growth & Daily Income ETF | Investment Risks Of Underlying NASDAQ-100® ETFs Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of Underlying NASDAQ-100® ETFs The risks with respect to the investment strategies of underlying NASDAQ-100® ETFs are as follows:
TappAlpha Innovation 100 Growth & Daily Income ETF | Common Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Common Stock Risk. Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of such issuer because common stockholders, as owners of such issuer, have generally subordinate rights to receive payments from such issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding. The value of the Securities may therefore be expected to fluctuate over the entire life of QQQ or QQQM.

TappAlpha Innovation 100 Growth & Daily Income ETF | ADR Risk Member
Prospectus [Line Items]
Risk [Text Block]
ADR Risk. QQQ and QQQM are also subject to risks associated with investments in American Depositary Receipts (“ADRs”) included in the Index. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

TappAlpha Innovation 100 Growth & Daily Income ETF | Industry Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Sector Risk. QQQ and QQQM are subject to the risk of an investment in a portfolio of equity securities in economic sectors in which the Index may be highly concentrated (e.g., technology) as well as to the risks specific to the performance of a few individual component Securities which currently represent a highly concentrated weighting in the Index. These include the risks that the level of stock prices in these sectors or the stock prices of these specific companies may decline, thereby adversely affecting the value of QQQ and/or QQQM. In addition, because it is the policy of QQQ to invest in the securities that comprise the Index, if the Index is concentrated in an industry or industry group, the portfolio of Securities also will be concentrated in that industry or industry group. By concentrating its investments in an industry or industry group, QQQ and/or QQQM may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which QQQ and/or QQQM invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole. Furthermore, investors should be aware that in the event that one or more stocks which currently have a highly concentrated weighting in the Index were to leave NASDAQ, if a company with a large market capitalization were to list its shares on NASDAQ, or if there were a significant rebalancing of the Index, then the composition and weighting of the Index, and hence the composition and weighting of the Securities in QQQ and/or QQQM, would change significantly and the performance of QQQ and/or QQQM would reflect the performance of the new Index as reconfigured.

Due to the concentration of the Index in sectors characterized by relatively higher volatility in price performance when compared to other economic sectors, the performance of the Index may be more volatile when compared to other broad-based stock indexes. It is anticipated that the price volatility of QQQ and/or QQQM may be greater than the price volatility of other market-traded securities which are issued by investment companies based upon indexes other than the Index.

TappAlpha Innovation 100 Growth & Daily Income ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk. Companies in the technology industry may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, research and development of new products and competition for the services of qualified personnel. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future. Technology companies may have limited product lines, markets, financial resources or personnel. Companies in the technology industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. The technology industry is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of sector participants depends substantially on the timely and successful introduction of new products.

TappAlpha Innovation 100 Growth & Daily Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As QQQ and/or QQQM may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact QQQ and/or QQQM’s returns.

TappAlpha Innovation 100 Growth & Daily Income ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging market companies may be volatile and considered speculative. Emerging market economies may be riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, currency restrictions, capital controls, and capital seizures, which adversely affect returns to U.S. investors. Emerging markets securities may have decreased publicly available and less reliable information about issuers, and inconsistent and potentially less stringent regulatory, disclosure, recordkeeping, accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market economies usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market economies is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The ability to bring and enforce actions in emerging market countries may be limited, and shareholder claims may be difficult or impossible to pursue. From time to time, the United States or other countries may impose sanctions on various persons, issuers, or countries, which could negatively affect the value of QQQ and/or QQQM’s investments and make them illiquid. Investments in emerging market economies may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

●China Investing Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks not associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; risk of nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as QQQ and/or QQQM, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as QQQ and/or QQQM’s) rights may be limited. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will maintain their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect QQQ and/or QQQM’s returns and net asset value.

Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on QQQ and/or QQQM’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by QQQ and/or QQQM.

Additionally, developing countries, such as those in Greater China, may subject QQQ and/or QQQM’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of QQQ and/or QQQM, directly or indirectly, including by reducing the after-tax profits of companies in China in which QQQ and/or QQQM invests. Chinese taxes that may apply to QQQ and/or QQQM’s investments include income tax or withholding tax on dividends, interest or gains earned by QQQ and/or QQQM, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for QQQ and/or QQQM.

●Russia Risk. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia. The resulting responses to the military actions (and the potential for further sanctions in response to continued military activity), the military escalation of the conflict and the potential for further escalation, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on QQQ and/or QQQM performance and the value of an investment in QQQ and/or QQQM, even beyond any direct investment exposure QQQ and/or QQQM may have to Russian issuers or the adjoining geographic regions.

TappAlpha Innovation 100 Growth & Daily Income ETF | Foreign Investing Risk, China Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	China Investing Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks not associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; risk of nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as QQQ and/or QQQM, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as QQQ and/or QQQM’s) rights may be limited. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will maintain their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect QQQ and/or QQQM’s returns and net asset value.

Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on QQQ and/or QQQM’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by QQQ and/or QQQM.

Additionally, developing countries, such as those in Greater China, may subject QQQ and/or QQQM’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of QQQ and/or QQQM, directly or indirectly, including by reducing the after-tax profits of companies in China in which QQQ and/or QQQM invests. Chinese taxes that may apply to QQQ and/or QQQM’s investments include income tax or withholding tax on dividends, interest or gains earned by QQQ and/or QQQM, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for QQQ and/or QQQM.

TappAlpha Innovation 100 Growth & Daily Income ETF | Foreign Investing Risk, Russia Risk Member
Prospectus [Line Items]
Risk [Text Block]	Russia Risk. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia. The resulting responses to the military actions (and the potential for further sanctions in response to continued military activity), the military escalation of the conflict and the potential for further escalation, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on QQQ and/or QQQM performance and the value of an investment in QQQ and/or QQQM, even beyond any direct investment exposure QQQ and/or QQQM may have to Russian issuers or the adjoining geographic regions.
TappAlpha Innovation 100 Growth & Daily Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s Shares will change in value, and you could lose money by investing in the Fund.
TappAlpha Innovation 100 Growth & Daily Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
TappAlpha Innovation 100 Growth & Daily Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund may invest a relatively high percentage of its assets in a limited number of issuers with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.